Mineral Claims (Details Narrative) - Tombstone Region of Arizona [Member]	Jan. 31, 2024 a
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral claim interest rate	100.00%
31 Arizona State Land Department Mineral Exploration [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Mineral exploration area	12,878.18